UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
April 17 2021 to May 17, 2021

Commission File Number of issuing entity: 333-172143-06
Central Index Key Number of issuing entity: 0001556487

COMM 2012-CCRE3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172143
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-1194453
Upper Tier Remic 46-1412891
Grantor Trust 46-6373885
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on
Form 10-D filed by the Registrant on May 25, 2021 (SEC Accession No.
0001020242-21-000143) (the "Original 10-D").  The purpose of this amendment is to revise information in the monthly distribution report filed as Exhibit 99.1 to the Original 10-D to correctly report the credit enchancement percentages for all classes of certificates.

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  May 17, 2021 a distribution was made to holders of the
certificates issued by COMM 2012-CCRE3 Mortgage Trust.  The
distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

During the distribution period from April 17 2021 to May 17, 2021 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2012-CCRE3 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 16, 2021.  The CIK number of the Depositor is 0001013454.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 16, 2021.  The CIK number for CCRE is 0001558761.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021.  The
CIK number of GACC is 0001541294.

Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 03, 2021.  The CIK number of Ladder is 0001541468.

Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
The 260 and 261 Madison Avenue mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of
Regulation AB. Based on the information provided by the 260 and
261 Madison Avenue mortgage loan borrower, the unaudited net operating income of the significant obligor was $5,246,477.00, a year-to-date figure for the period of January 1, 2021
through March 31, 2021.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D/A:

(99.1)   Amended Monthly Report distributed to
  holders of the certificates issued by COMM 2012-CCRE3 Mortgage Trust, relating to the May 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President

/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    June 14, 2021